Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest and dividend income:
Interest and fees on loans	$ 129,212	$ 128,148	$ 125,199
Interest and dividends on securities available for sale:
Total interest and dividends on securities available for sale	22,943	24,167	19,115
Interest on trading securities:
Total interest on trading securities	0	0	428
Interest on held to maturity securities:
Total interest on held to maturity securities	7,491	8,899	14,430
Interest on federal funds sold and other short-term investments	1,102	909	2,188
Total interest income	160,748	162,123	161,360
Interest expense:
Interest on deposits	24,670	33,222	47,743
Interest on short-term borrowings	1,574	1,776	1,708
Total interest expense	26,244	34,998	49,451
Net interest income	134,504	127,125	111,909
Provision for loan losses	18,750	23,200	11,310
Net interest income after provision for loan losses	115,754	103,925	100,599
Noninterest income:
Trustco Financial Services income	5,088	4,993	5,070
Fees for services to customers	8,913	9,588	10,460
Net trading losses	0	0	(350)
Net gain on securities transactions	1,428	3,352	1,848
Other	952	1,018	2,236
Total noninterest income	16,381	18,951	19,264
Noninterest expense:
Salaries and employee benefits	28,751	27,065	26,951
Net occupancy expense	14,687	14,222	14,054
Equipment expense	5,652	5,638	5,094
Professional services	5,729	5,599	5,311
Outsourced services	5,100	5,458	5,639
Advertising expense	2,784	2,716	2,958
FDIC and other insurance expense	4,655	6,446	7,719
Other real estate expense, net	5,693	5,565	2,507
Other	6,699	6,255	6,348
Total noninterest expense	79,750	78,964	76,581
Income before income taxes	52,385	43,912	43,282
Income taxes	19,298	14,591	15,162
Net income	33,087	29,321	28,120
Earnings per share:
Basic (in dollars per share)	$ 0.389	$ 0.381	$ 0.368
Diluted (in dollars per share)	$ 0.389	$ 0.381	$ 0.368
U. S. Treasuries and agencies and government sponsored enterprises [Member]
Interest and dividends on securities available for sale:
Total interest and dividends on securities available for sale	12,998	12,455	7,825
Interest on trading securities:
Total interest on trading securities	0	0	405
Interest on held to maturity securities:
Total interest on held to maturity securities	261	487	6,468
State and Political Subdivisions [Member]
Interest and dividends on securities available for sale:
Total interest and dividends on securities available for sale	2,471	3,531	4,275
Interest on trading securities:
Total interest on trading securities	0	0	23
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Residential [Member]
Interest and dividends on securities available for sale:
Total interest and dividends on securities available for sale	3,091	3,282	5,976
Interest on held to maturity securities:
Total interest on held to maturity securities	4,765	5,163	4,815
Corporate Bonds [Member]
Interest and dividends on securities available for sale:
Total interest and dividends on securities available for sale	4,059	4,488	694
Interest on held to maturity securities:
Total interest on held to maturity securities	2,465	3,249	3,147
Other [Member]
Interest and dividends on securities available for sale:
Total interest and dividends on securities available for sale	$ 324	$ 411	$ 345